Goodwill And Other Intangibles (Changes In The Carrying Amount Of Goodwill) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance as of January 1, as reported		$ 8,369	$ 7,889
Goodwill acquired		551	556
Other adjustments	[1]	169	(76)
Balance at December 31,		$ 9,089	$ 8,369

[1]	Primarily due to the impact of foreign exchange in both years.